Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Board established a Cybersecurity Committee that is responsible for the oversight of risks from cybersecurity threats.
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Board established a Cybersecurity Committee that is responsible for the oversight of risks from cybersecurity threats. The Cybersecurity Committee reviews and discusses with the management and the Board the (i) Company’s cybersecurity risks, including network security, information security, data privacy and protection, and third-party cybersecurity risks, (ii) results of internal cybersecurity audits, if any, (iii) steps management has taken to identify, assess, monitor, manage, and mitigate cybersecurity risks, and (iv) emerging technology risks. As of the date of this annual report, there are no significant cybersecurity threats known to materially affect or are reasonably likely to materially affect the Company, including its business strategy, financial condition, or operational results.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Cybersecurity Committee reviews and discusses with the management and the Board the (i) Company’s cybersecurity risks, including network security, information security, data privacy and protection, and third-party cybersecurity risks, (ii) results of internal cybersecurity audits, if any, (iii) steps management has taken to identify, assess, monitor, manage, and mitigate cybersecurity risks, and (iv) emerging technology risks. As of the date of this annual report, there are no significant cybersecurity threats known to materially affect or are reasonably likely to materially affect the Company, including its business strategy, financial condition, or operational results.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Cybersecurity Committee reviews and discusses with the management and the Board the (i) Company’s cybersecurity risks, including network security, information security, data privacy and protection, and third-party cybersecurity risks, (ii) results of internal cybersecurity audits, if any, (iii) steps management has taken to identify, assess, monitor, manage, and mitigate cybersecurity risks, and (iv) emerging technology risks.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, there are no significant cybersecurity threats known to materially affect or are reasonably likely to materially affect the Company, including its business strategy, financial condition, or operational results.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true